State Street Institutional US Government Money Market Fund Expense Example - Select Class [Member] - State Street Institutional US Government Money Market Fund - Select Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	59
Expense Example, with Redemption, 10 Years	$ 138